INVESTMENT INCOME	12 Months Ended
Dec. 31, 2019
Investments, Debt and Equity Securities [Abstract]
INVESTMENT INCOME
INVESTMENT INCOME
Due and accrued income was excluded from investment income on the following bases:

•	Mortgage loans - on loans in foreclosure or where collection of interest is uncertain.

•	Securities - as recommended by Holdings’ Investments Under Surveillance Committee.

•	Real Estate - where rent is in arrears more than three months or is deemed uncollectible.
The total amount of due and accrued income excluded was $0.0 million and $0.1 million as of December 31, 2019 and 2018, respectively.
Net Investment Income
The following table summarizes the net investment income for December 31, 2019, 2018 and 2017 (in millions):

	Years Ended December 31,
	2019	2018	2017
	(in millions)
Fixed maturities	$46.4	$39.8	$34.2
Affiliated dividends	6.7	8.2	6.2
Mortgage loans	0.6	0.6	0.6
Policy loans	2.9	2.2	1.5
Cash and short-term instruments	1.8	1.3	0.5
Investment expense and other	(2.7)	(3.7)	(3.5)
Amortization of IMR	—	0.8	0.7
Net investment income	$55.7	$49.2	$40.2